Vessels, subsidiaries and other property, plant and equipment, Sale of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Gain on sale of vessels				$ 19,800	$ 52,943	$ 0	$ 0
Aggregate proceeds from sale of vessels				$ 42,500	$ 143,521	$ 0	$ 0
DHT Lotus and DHT Peony [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Combined selling price of VLCC	$ 103,000
DHT Lotus [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Gain on sale of vessels			$ 17,500
Aggregate proceeds from sale of vessels			$ 50,900
DHT Peony [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Gain on sale of vessels		$ 15,700
Aggregate proceeds from sale of vessels		$ 50,100